Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Current tax (including over provision of income tax)	$26,368	$40,431	$(280)	$105,354
Deferred tax	—	(354,574)	—	—
Income tax expense (benefit)	$26,368	$(314,143)	$(280)	$105,354
The provision for income tax expense consisted of the following:
	Years ended December 31,
	2022	2021
Current tax	$118,073	$23,505,445
Deferred tax	6,532	—
Income tax expense	$124,605	$23,505,445

Schedule of Deferred Tax Liabilities and Assets

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Deferred tax liabilities:
– Accelerated depreciation	$45,680	$45,858
	45,680	45,858

Deferred tax assets, net:
Net operating loss carryforwards	7,747,627	5,461,370
Less: valuation allowance	(7,747,627)	(5,461,370)
	—	—
Deferred tax liabilities, net	$45,680	$45,858
The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:
	As of December 31,
	2022	2021
Deferred tax liabilities:
Accelerated depreciation	$45,858	$—

Deferred tax assets, net:
Net operating loss carryforwards	5,461,370	2,483,436
Less: valuation allowance	(5,461,370)	(2,483,436)
	—	—

Deferred tax liabilities, net	$45,858	$—

Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate	The reconciliation of income tax rate to the effective income tax rate based on (loss) income before income tax expense for the years ended December 31, 2022 and 2021 are as follows:
	Years ended December 31,
	2022	2021
(Loss) income before income taxes	$(44,396,030)	$119,968,968
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(7,325,345)	19,794,880
Income not subject to taxes	(71,468)	(41,476)
Non-deductible items:
– Share-based compensation	344,640	—
– Investment loss, net	1,474,676	2,037,253
– Change in fair values of warrant liabilities and FSP liability	888,251	—
– Items not subject to tax deduction	1,925,846	1,435,277
Tax effect on temporary differences not recognized	1,003	(126,870)
Under (over) provision of prior years	31,284	(38,939)
Net operating loss	2,895,733	457,680
Tax holiday	(21,838)	(23,802)
Other	(18,177)	11,442
Income tax expense	$124,605	$23,505,445